Subsequent Events (Details) - Forecast [Member] $ / shares in Units, $ in Millions	Apr. 02, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Ordinary shares | shares	1,290,000
Ordinary share with no par value | $ / shares	$ 2.25
Gross proceeds | $	$ 2.9
Underwritting discount and offerinf expenses | $	$ 2.6
Over-allotments [Member]
Subsequent Events [Line Items]
Ordinary shares | shares	193,500